BASIS OF PRESENTATION (Details) - Minas de San Nicolas, S.A.P.I. de C.V. $ in Millions	12 Months Ended
Dec. 31, 2025 USD ($)
BASIS OF PRESENTATION
Percentage of ownership	50.00%
Investment amount	$ 580.0
Percentage of ownership interest in joint operation	50.00%